Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands		Taxes		Royalties	Fees	Bonuses	Comm. Social Resp.	Total Payments
Total	[1],[2]	$ 15,112		$ 80,438	$ 4,850	$ 14,900	$ 5,518	$ 120,818
Argentina
Total	[1],[2]	532	[3]					532
Gobernador Ayala
Total	[1],[2]			2,957				2,957
Rio Neuquén
Total	[1],[2]	329		11,139	501			11,969
El Mangrullo
Total	[1],[2]	1,383		43,616	902			45,901
Rincón de Aranda
Total	[1],[2]					13,100	$ 5,518	18,618
Rincón el Mangrullo
Total	[1],[2]			1,575				1,575
Parva Negra
Total	[1],[2]				170			170
Sierra Chata
Total	[1],[2]	384		11,891	846			13,121
El Tordillo
Total	[1],[2]	355		6,430	2,143			8,928
Puesto Quiroga
Total	[1],[2]			116				116
Aguarague
Total	[1],[2]			1,277	$ 288			1,565
Las Tacanas Norte
Total	[1],[2]					$ 1,800		1,800
Chirete
Total	[1],[2]			$ 1,437				1,437
Oil and Gas Exports
Total	[1],[2]	$ 12,129						$ 12,129

[1]	All payments are reported in U.S. dollars. Payments relating to projects in Argentina were made in Argentinean Pesos, and such payments have been converted to U.S. dollars using, except for Taxes other than Taxes for Oil and Gas Exports, the sellers “divisa” exchange rates of the Banco de la Nación Argentina as of closing of the day before of each payment. For all Taxes other than Taxes for Oil and Gas Exports, the sellers “divisa” exchange rate published by the Banco de la Nación Argentina as of December 29, 2023 was used to make such conversion.
[2]	Sums are rounded, so they may not add up.
[3]	Some taxes related with the commercial development of oil and gas are imposed on a company-level and cannot be assigned to a specific project.